ACCOUNTS RECEIVABLE (Details) (USD $)	Oct. 31, 2013	Apr. 30, 2013	Apr. 30, 2012
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	$ 908	$ 513	$ 256
Less: Allowance for doubtful accounts
Accounts receivable, net	$ 908	$ 513	$ 256